SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting Information [Line Items]
Segment Reporting
	For the years ended December 31,
	2012	2013	2014

Revenues
Internet games	$82,902,851	$93,792,294	$118,099,837
Mobile games	20,970,977	16,908,282	45,036,427
WVAS	76,712,323	62,953,219	64,459,705

	180,586,151	173,653,795	227,595,969
Cost of revenues
Internet games	(39,539,750)	(45,534,441)	(61,443,104)
Mobile games	(10,934,999)	(7,780,237)	(22,977,318)
WVAS	(52,655,523)	(43,085,208)	(44,858,641)

	(103,130,272)	(96,399,886)	(129,279,063)
Gross profit
Internet games	43,363,101	48,257,853	56,656,733
Mobile games	10,035,978	9,128,045	22,059,109
WVAS	24,056,800	19,868,011	19,601,064

	77,455,879	77,253,909	98,316,906
Operating expenses
Product development	(18,382,383)	(26,401,720)	(25,107,372)
Selling and marketing	(24,586,039)	(26,674,024)	(42,522,684)
General and administrative	(11,629,273)	(8,976,176)	(12,564,600)
Impairment loss on intangible assets	-	(1,562,386)	(1,323,260)

Total operating expenses	(54,597,695)	(63,614,306)	(81,517,916)

Government subsidies	$301,359	$2,176,449	$1,138,909

Income from operations	$23,159,543	$15,816,052	$17,937,899

Geographic Information
	For the years ended December 31,
	2012	2013	2014

PRC	$170,672,905	$167,752,785	$221,935,017
Asia-pacific	3,702,017	913,465	162,797
Europe and America	6,211,229	4,987,545	5,498,155

	$180,586,151	$173,653,795	$227,595,969

Internet Games [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2012	2013	2014

Internet games
Online game operation	$77,676,406	$91,308,244	$116,756,333
Licensing arrangement	5,226,445	2,484,050	1,343,504

	$82,902,851	$93,792,294	$118,099,837

Mobile Games [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2012	2013	2014
Mobile games
- Carrier billing channels	$15,451,852	$10,135,756	$23,808,707
- Non-carrier billing channels	5,519,125	6,772,526	21,227,720

	$20,970,977	$16,908,282	$45,036,427

WVAS [Member]
Segment Reporting Information [Line Items]
Service Lines
	For the years ended December 31,
	2012	2013	2014
WVAS
- SMS	$38,647,552	$31,844,446	$31,922,975
- IVR	13,255,971	14,658,612	13,210,504
- MMS	3,346,206	1,096,133	968,026
- WAP	2,651,647	708,984	364,750
- CRBT and others	18,810,947	14,645,044	17,993,450

	$76,712,323	$62,953,219	$64,459,705